Gold prepayment liability (Schedule of detailed information about gold prepayment liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gold Prepayment Liabilities Disclosure [Abstract]
Current	$ 71,208	$ 71,394
Non-current	0	68,614
Total	$ 71,208	$ 140,008	$ 137,031